Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation	[1]	Canada
Nature of business		Financial Services
Ownership percentage	[1]	20.00%
Date of financial statements		Sep. 30, 2021
Carrying value	[1]	$ 549	$ 534
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[2]	China
Nature of business		Banking
Ownership percentage	[2]	17.99%
Date of financial statements		Sep. 30, 2021
Carrying value	[2]	$ 968	926
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	[3]	Curacao
Nature of business		Banking
Ownership percentage	[3]	48.10%
Date of financial statements		Sep. 30, 2021
Carrying value	[3]	$ 366	$ 355

[1]	Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.
[2]	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $671 as at October 31, 2021 (October 31, 2020 – $818).
[3]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2021 these reserves amounted to $60 (2020 – $64).